Other items from operating activities - Other income and other expense (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other items from operating activities
Gains on disposal of assets			$ 1,721	$ 3,157	$ 2,244
Foreign exchange gains			236		379
Other			155	520	226
OTHER INCOME			2,112	3,677	2,849
Losses on disposal of assets			(224)	(98)	(2,613)
Foreign exchange losses			(406)	(763)	(1,023)
Amortization of other intangible assets (excl. mineral interests)			(389)	(769)	(430)
Other			(262)	(766)	(3,278)
OTHER EXPENSE			$ (1,281)	(2,396)	(7,344)
Total Eren
Other items from operating activities
Revaluation of previously held share				$ 388
Surmont asset
Other items from operating activities
Percentage of interest sold				50.00%
Integrated Power
Other items from operating activities
Gain on revaluation of retained interest on partial disposal of subsidiary					1,461
Novatek | Exploration & Production
Other items from operating activities
Recycling of accumulated foreign exchange losses accumulated in equity					$ 2,384
SunPower Corporation | Subsidiary that holds ownership in SunPower Corporation
Other items from operating activities
Percentage of ownership interest in subsidiary	50.50%	50.50%